Equity Method Investments - Summary of Equity Method Investment (Detail)	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	14.40%
Carrols Restaurant Group, Inc. [Member] | United States [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	21.35%
Operadora de Franquicias Alsea S.A.P.I. de C.V. [Member] | Mexico [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	20.00%
Pangaea Foods (China) Holdings, Ltd. [Member] | China [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	27.50%
TIMWEN Partnership [Member] | Canada [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%